Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Mar. 31, 2024
Short-term borrowings:
Annual Interest Rate					3.45%	3.45%
Principal		$ 34,046,722	$ 26,832,747	$ 21,252,786
Total short-term borrowings		$ 32,879,865	26,760,940
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2025-06
Principal	[1]	$ 2,465,991
Total short-term borrowings	[1]	$ 2,465,991
Agricultura Bank of China One [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2025-05
Principal	[1]	$ 1,917,992
Total short-term borrowings	[1]	$ 1,917,992
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.00%
Maturity (Months)	[2]	2025-02
Principal	[2]	$ 1,643,993
Total short-term borrowings	[2]	$ 1,643,993
Shanghai Bank One [Member]
Short-term borrowings:
Annual Interest Rate	[3]	4.00%
Maturity (Months)	[3]	2025-05
Principal	[3]	$ 1,369,994
Total short-term borrowings	[3]	$ 1,369,994
Shanghai Bank Two [Member]
Short-term borrowings:
Annual Interest Rate	[3]	4.00%
Maturity (Months)	[3]	2025-05
Principal	[3]	$ 1,369,994
Total short-term borrowings	[3]	$ 1,369,994
Agricultura Bank of China Two [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2025-08
Principal	[1]	$ 1,369,994
Total short-term borrowings	[1]	$ 1,369,994
Bank of Nanjing [Member]
Short-term borrowings:
Annual Interest Rate		5.00%
Maturity (Months)		2025-06
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate		4.30%
Maturity (Months)		2025-08
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
Bank of Ningbo One [Member]
Short-term borrowings:
Annual Interest Rate		4.30%
Maturity (Months)		2025-08
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
Shanghai Rural Commercial Bank [Memberl]
Short-term borrowings:
Annual Interest Rate		3.50%
Maturity (Months)		2025-10
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
China Bohai Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.90%
Maturity (Months)		2025-02
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
China Bohai Bank One [Member]
Short-term borrowings:
Annual Interest Rate		4.90%
Maturity (Months)		2025-02
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
Bank of Wenzhou [Member]
Short-term borrowings:
Annual Interest Rate		5.55%
Maturity (Months)		2025-04
Principal		$ 1,369,994
Total short-term borrowings		$ 1,369,994
Shengjing Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2025-06
Principal	[1]	$ 1,369,994
Total short-term borrowings	[1]	$ 1,369,994
China Zheshang Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2025-09
Principal	[1]	$ 1,369,994
Total short-term borrowings	[1]	$ 1,369,994
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2025-09
Principal	[1]	$ 1,369,994
Total short-term borrowings	[1]	$ 1,369,994
Shanghai Bank Three [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.00%
Maturity (Months)	[2]	2025-02
Principal	[2]	$ 1,095,996
Total short-term borrowings	[2]	$ 1,095,996
Agricultura Bank of China Three [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2025-04
Principal	[1]	$ 1,095,996
Total short-term borrowings	[1]	$ 1,095,996
Bank of Jiangsu One [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2025-07
Principal	[1]	$ 684,998
Total short-term borrowings	[1]	$ 684,998
Beijing Bank One [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2024-10
Principal	[1]	$ 2,816,941
Total short-term borrowings	[1]		2,816,939
China Construction Bank One [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.65%
Maturity (Months)	[1]	2024-02
Principal	[1]	$ 2,112,706
Total short-term borrowings	[1]		2,112,706
Shanghai Bank Four [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2024-11
Principal	[1]	$ 2,112,706
Total short-term borrowings	[1]		2,112,706
Agricultura Bank of China Four [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-04
Principal	[1]	$ 1,971,859
Total short-term borrowings	[1]		1,971,859
Agricultura Bank of China Five [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-05
Principal	[1]	$ 1,690,165
Total short-term borrowings	[1]		1,690,165
Shanghai Rural Commercial Bank One [Member]
Short-term borrowings:
Annual Interest Rate		3.30%
Maturity (Months)		2024-10
Principal		$ 1,408,471
Total short-term borrowings			1,408,471
Bank of Ningbo Two [Member]
Short-term borrowings:
Annual Interest Rate		4.30%
Maturity (Months)		2024-07
Principal		$ 1,408,471
Total short-term borrowings			1,408,471
Bank of Ningbo Three [Member]
Short-term borrowings:
Annual Interest Rate		4.30%
Maturity (Months)		2024-08
Principal		$ 1,408,471
Total short-term borrowings			1,408,471
Bank of Jiangsu Two [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2024-07
Principal	[1]	$ 1,408,471
Total short-term borrowings	[1]		1,408,471
Bank of Jiangsu Three [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2024-10
Principal	[1]	$ 1,408,471
Total short-term borrowings	[1]		1,408,471
Agricultura Bank of China Six [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2024-07
Principal	[1]	$ 1,408,471
Total short-term borrowings	[1]		1,408,471
Shanghai Bank Five [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.65%
Maturity (Months)	[2]	2024-01
Principal	[2]	$ 1,408,471
Total short-term borrowings	[2]		1,408,471
Shanghai Bank Six [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.65%
Maturity (Months)	[2]	2024-01
Principal	[2]	$ 1,267,623
Total short-term borrowings	[2]		1,267,623
Agricultura Bank of China Seven [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.35%
Maturity (Months)	[1]	2024-05
Principal	[1]	$ 845,082
Total short-term borrowings	[1]		845,082
Shanghai Minhang Shangying Bank [Member]
Short-term borrowings:
Annual Interest Rate		5.50%
Maturity (Months)		2024-01
Principal		$ 704,235
Total short-term borrowings			704,235
Bank of Nanjing One [Member]
Short-term borrowings:
Annual Interest Rate	[4]	5.50%
Maturity (Months)	[4]	2024-06
Principal	[4]	$ 704,235
Total short-term borrowings	[4]		704,235
Bank of Nanjing Two [Member]
Short-term borrowings:
Annual Interest Rate	[4]	5.50%
Maturity (Months)	[4]	2024-07
Principal	[4]	$ 704,235
Total short-term borrowings	[4]		704,235
Agricultura Bank of China Eight [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-03
Principal	[1]	$ 704,235
Total short-term borrowings	[1]		704,235
Shanghai Bank Seven [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.00%
Maturity (Months)	[1]	2024-11
Principal	[1]	$ 704,235
Total short-term borrowings	[1]		704,235
Agricultura Bank of China Nine [Member]
Short-term borrowings:
Annual Interest Rate	[1]	3.45%
Maturity (Months)	[1]	2024-03
Principal	[1]	$ 422,541
Total short-term borrowings	[1]		422,541
Shanghai Bank Eight [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.65%
Maturity (Months)	[2]	2024-01
Principal	[2]	$ 140,847
Total short-term borrowings	[2]		140,847
China Construction Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[5]	3.65%
Maturity (Months)	[1],[5]	2025-03
Principal	[1],[5]	$ 3,424,987
Total short-term borrowings	[1],[5]	$ 3,424,987
Beijing Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1]	4.50%
Maturity (Months)	[1]	2025-09
Principal	[1]	$ 2,739,990
Total short-term borrowings	[1]	$ 2,739,990

[1]	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.
[2]	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.
[3]	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.
[4]	These borrowings are guaranteed by Guizhou Xiao-I.
[5]	The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank. As at December 31, 2024, the Group met the required leverage threshold under Chinese Accounting Standards. As of the date of this annual report, the loan has reached maturity but remains outstanding and unpaid. The Group is currently in active discussions with China Construction Bank to secure refinancing arrangements.